Apr. 30, 2022
Muzinich Credit Opportunities Fund
Muzinich Credit Opportunities Fund
Investment Objective
The Muzinich Credit Opportunities Fund (the “Credit Opportunities Fund” or the “Fund”) seeks primarily to provide a high level of income and capital appreciation.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Credit Opportunities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expenses below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 54 of the Prospectus and “Additional Purchase and Redemption Information” on Page 51 of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Institutional	Supra Institutional
Maximum Front End Sales Charge	None	None
Redemption Fee (as a % of amount redeemed less than 90 days after purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional		Supra Institutional
Management Fees		0.60%		0.60%
Distribution and/or Service (12b-1) Fees		None		None
Other Expenses		0.16%		0.16%
Shareholder Servicing Fees (up to 0.10% for Institutional Class shares)	0.08%		N/A
Acquired Fund Fees and Expenses		0.01%		0.01%
Total Annual Fund Operating Expenses		0.85%		0.77%
Fee Waiver and/or Expense Reimbursement		-0.18%		-0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)		0.67%		0.60%

Example
The Example below is intended to help you compare the cost of investing in the Credit Opportunities Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$68	$253	$454	$1,032
Supra Institutional Shares	$61	$229	$411	$938

Portfolio Turnover
The Credit Opportunities Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2021, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.
Principal Investment Strategies
The Credit Opportunities Fund seeks to achieve its objective by allocating the Fund’s assets among various credit sectors of the global fixed income markets which the Advisor finds attractive from time-to-time. When allocating assets into these various credit segments, the Advisor seeks to take advantage of the potential differences in return expectations over the course of a full market cycle which may arise as these different credit sectors move in and out of favor. In seeking to achieve the Fund’s objective, the Advisor constructs the Fund’s portfolio targeting an average annual return over a full market cycle that meaningfully exceeds LIBOR (or future market replacement for LIBOR) within a volatility-managed framework. There can be no guarantee that the Fund will be able to provide such returns and you may lose money by investing in the Fund. The Fund pursues a “go-anywhere” strategy within the credit markets and will normally invest at least 80% of its net assets in corporate bonds and syndicated loans, including floating rate loans, that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. Syndicated loans represent amounts borrowed by companies or other entities. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. A syndicated loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy. The Fund generally will acquire syndicated loans as assignments from lenders. These syndicated loans have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index.

The Fund invests in both investment grade rated bonds as well as below-investment grade bonds (or “junk”) bonds. The Fund may invest up to 25% of its assets in below-investment grade bonds rated below B- /B3 (at the time of purchase) by S&P Global Ratings (“Standard & Poor’s”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investor Services, Inc. (“Moody’s”), as applicable, or which are deemed equivalent by the Advisor. However, up to 100% of the Fund may be invested in bonds that are rated below-
investment grade or Advisor-rated at any time. The Fund will typically not purchase bonds that are in default. The Fund’s investments may be unsecured or backed by receivables or other assets. The Fund may invest up to 70% of its net assets in foreign securities, including up to 40% in issuers located in emerging market countries. As this is a credit-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest (up to 80% of its net assets) in mutual funds (including affiliated mutual funds), and/or exchange-traded funds (“ETFs”) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

There are three major components to the Advisor’s investment decision making process: (i) the determination of the appropriate asset allocation across the credit spectrum as well as desired geographical diversification, (ii) selection of individual investments for the Fund, and (iii) portfolio risk management. In the first two components, the Advisor’s Asset Allocation Group develops target top-down tactical allocation ranges. The portfolio managers then make the final allocation decision regarding the approximate percentage of the Fund that will be invested in each fixed income credit sector (for example higher rated bonds vs. lower rated bonds), and within and across geographies (for example, emerging markets vs. U.S. bonds). The portfolio managers then select investments based on a bottom-up fundamental analysis/evaluation of potential investment opportunities. In the third component, the Advisor may manage and adjust overall portfolio duration and credit risk exposure by the strategic use of derivatives that are primarily used to reduce portfolio volatility. The Advisor expects to principally use credit index derivatives or options thereon (both long and short) and/or futures and options on primarily U.S. Treasuries to shorten or extend portfolio duration and credit spread sensitivity. The Advisor focuses on risk management from a long-term perspective, rather than being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

To mitigate the counterparty risk resulting from swap transactions, the Fund will only enter into swap transactions with highly rated financial institutions specializing in this type of transaction and in accordance with the standard terms laid down by the International Securities Dealers Association.

Although the Advisor will consider ratings assigned by ratings agencies in selecting investments, it relies principally on its own research and investment analysis. As applicable, the Advisor considers company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; legislation, regulation, litigation, transparency, market perspective, or other environmental, social and governance (ESG) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. The types of ESG factors that the Advisor believes can impact financial risks derive from, among other issues: changes to regulations, changes to consumer preferences, technology advancements, climate impacts, litigation risks, efficiency, brand value, innovation, market disruption/obsolescence, respect for human rights, anti-corruption, anti-bribery matters, and social license to operate. As a result of considering ESG factors in the Advisor’s investment decision process, an investment may be excluded or rejected where Muzinich believes those factors imply heightened risk of decreased liquidity of an investment and/or other negative financial impacts. In line with this, securities ineligible for investment by the Norges Bank Investment Management Company are also ineligible for inclusion in the Fund.

The Advisor does not manage the Fund to any particular duration. Rather, depending on the mix of securities within the Fund’s portfolio and market conditions, the portfolio’s average duration may change. The average duration-to-worst is anticipated to fall most often between zero and five years, with a concentration toward the middle of that range, but could be shortened or extended. (Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) In general, the longer the duration of the Fund’s bonds and/or loans, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares.

In constructing the Fund’s portfolio, the Advisor pays close attention to the overall liquidity of the Fund’s portfolio. The Advisor seeks to maintain a liquid portfolio. Under certain circumstances, particularly in difficult market environments, this may cause the Advisor to avoid certain investments whose liquidity might be challenged in those markets.
The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Trading securities frequently may lead to high portfolio turnover. Tax consequences are not a primary consideration in the Fund’s investment decisions. The Fund may also sell holdings as a result of a change in the tactical asset allocation. Although the Fund will typically not purchase bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Credit Opportunities Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment. These principal risks are divided into (a) strategy-related risks, meaning those related to the Fund as a result of its particular investment strategy, (b) risks related to market, structural and/or operational matters which are applicable to investments more broadly due to the nature of investing in funds generally, and (c) additional risks, which are presented in alphabetical order (each of which is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears).
Strategy-Related Risks
•Credit Risk – The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.
•Below Investment Grade Securities (Junk Bond) Risk – The Credit Opportunities Fund’s investment in below-investment grade bonds, loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”
•Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Credit Opportunities Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions. Further, foreign securities are subject to the potential imposition of sanctions by the U.S. government which may impact the Fund’s ability to transact in such assets and which may negatively impact the price and liquidity of such holdings.
•Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.
•Currency Risk and Hedging Risk – The Credit Opportunities Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.
•Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
•Liquidity Risk – High yield fixed income instruments tend to be less liquid than higher quality fixed income instruments, meaning that at times it may be difficult to sell high yield fixed income instruments at a reasonable price. If the Credit Opportunities Fund is unable to sell a high yield fixed income instrument, it may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-
counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.

Market-, Structural- and Operational-Related Risks
•General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Active Management Risk – The Credit Opportunities Fund is actively managed and relies on the expertise of the Advisor. The Fund may underperform other mutual funds with similar investment objectives.
•Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Additional Risks
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
•Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Credit Opportunities Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.
•ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible or unattractive for investment due to environmental, social and governance (ESG) -related characteristics, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be eligible for investment by the Fund may outperform the securities selected for the Fund.
•ESG Information Risk - In considering ESG risks in its investment decisions, the Advisor relies on information and data that could be incomplete or erroneous and/or which may reflect information and opinions that vary from source to source. Further, ESG data providers and market participants may have different methods for prioritizing or interpreting ESG information (or the lack thereof), causing them to reach different conclusions about the attractiveness or value of a particular company. These factors could cause the Advisor to incorrectly assess a company’s ESG-related characteristics and risk therefrom, and to therefore under- or over-estimate a security’s attractiveness relative to other investment opportunities.
•Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.
•Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Credit Opportunities Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.
•Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.
•Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Credit Opportunities Fund’s performance.
•Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
•Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Credit Opportunity Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.
•Ratings Agencies Risk – The ratings of any security may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.
•Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.
•Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”) – Certain instruments held by the Fund pay an interest rate based on LIBOR, which is the offered rate for short-term loans between certain major international banks. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR and may adversely affect the Fund’s performance. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur at any time.
•Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
•U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.
Calendar Year Total Return as of December 31 – Supra Institutional Class

Highest Quarterly Return:	Q2 2020	7.57%

Lowest Quarterly Return:	Q1 2020	-6.54%

Average Annual Total Return as of December 31, 2021

Average Annual Total Return as of December 31, 2021
	1 Year	5 Years	Since Inception
Supra Institutional Class
Return Before Taxes	1.11%	4.55%	4.65%
Return After Taxes on Distributions	-1.70%	2.82%	3.00%
Return After Taxes on Distributions and Sale of Fund Shares	0.93%	2.82%	2.89%
Institutional Class – Return Before Taxes	1.02%	4.49%	4.57%
ICE BofAML Global Corporate & High Yield Index (USD 100% Hedged) (reflects no deduction for fees, expenses or taxes)	-0.14%	5.04%	4.50%

“Since Inception” performance for each share class above is shown from January 3, 2013. Institutional Class shares commenced operations on October 15, 2014. Supra Institutional Class shares commenced operations on January 3, 2013. Performance for the Institutional Class shares prior to its inception date reflects the performance of the Supra Institutional Class shares adjusted for Institutional Class shares expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for the Supra Institutional Class and after-tax returns for the Institutional Class will differ.
Muzinich U.S. High Yield Credit Bond Fund
Muzinich U.S. High Yield Credit Fund
Investment Objective
The Muzinich U.S. High Yield Credit Fund (the “U.S. High Yield Fund” or the “Fund”) seeks to provide a high level of income on a risk-adjusted basis over a full market cycle.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the U.S. High Yield Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expenses below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 54 of the Prospectus and “Additional Purchase and Redemption Information” on Page 51 of the SAI.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional	Supra Institutional
Maximum Front End Sales Charge	4.25%	None	None
Redemption Fee (as a % of amount redeemed less than 90 days after purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Institutional		Supra Institutional
Management Fees		0.55%		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.25%		None		None
Other Expenses(1)		0.64%		0.69%		0.64%
Shareholder Servicing Fees (up to 0.10% for Class A and Institutional Class shares)	0.10%		0.01%		N/A
Total Annual Fund Operating Expenses		1.54%		1.25%		1.19%
Fee Waiver and/or Expense Reimbursement		-0.61%		-0.66%		-0.61%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		0.93%		0.59%		0.58%

Example
The Example below is intended to help you compare the cost of investing in the U.S. High Yield Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$516	$833	$1,173	$2,132
Institutional Shares	$60	$331	$623	$1,453
Supra Institutional Shares	$59	$317	$595	$1,389

Portfolio Turnover
The U.S. High Yield Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2021, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Principal Investment Strategies
The U.S. High Yield Fund normally invests at least 80% of its net assets in high yield credit issued by companies with a domicile or principle place of business in the U.S. (“U.S. Corporations”). Credit instruments may include high yield bonds (commonly referred to as “junk” bonds), notes, loans, and other debt instruments. The Fund’s portfolio is typically well-diversified with below investment grade debt instruments issued by U.S. Corporations that the Advisor believes have attractive risk/reward characteristics. The Fund typically focuses on debt instruments rated below investment grade, defined as below BBB- or Baa3 by Standard & Poor’s, Fitch or Moody’s, as applicable, or which are deemed equivalent by the Advisor. High yield debt instruments in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. The Fund may invest in mutual funds (including affiliated mutual funds) and/or exchange-traded funds (“ETFs”) which invest in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

The Fund typically invests in highly leveraged companies. Although the Advisor will consider ratings assigned by ratings agencies in selecting the portfolio’s debt instruments, it relies principally on its own research and investment analysis. The Advisor selects debt instruments based on a bottom-up fundamental evaluation of potential investment opportunities and existing investments. As applicable, the Advisor considers both company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; legislation, regulation, litigation, transparency, market perspective or other environmental, social and governance (ESG) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. The types of ESG factors that the Advisor believes can impact financial risks derive from, among other issues: changes to regulations, changes to consumer preferences, technology advancements, climate impacts, litigation risks, efficiency, brand value, innovation, market disruption/obsolescence, respect for human rights, anti-corruption, anti-bribery matters, and social license to operate. As a result of considering ESG factors in the Advisor’s investment decision process, an investment may be excluded or rejected where Muzinich believes those factors imply heightened risk of decreased liquidity of an investment and/or other negative financial impacts. In line with this, securities ineligible for investment by the Norges Bank Investment Management Company are also ineligible for inclusion in the Fund.

The Advisor does not manage the Fund to any particular duration. Rather, the securities within the Fund’s portfolio are consistent with general market duration, averaging between two to four years at any point in time. (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.)

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.
The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Trading securities frequently may lead to high portfolio turnover. Tax consequences are not a primary consideration in the Fund’s investment decisions. Although the Fund will typically not purchase bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the U.S. High Yield Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment. These principal risks are divided into (a) strategy-related risks, meaning those related to the Fund as a result of its particular investment strategy, (b) risks related to market, structural and/or operational matters which are applicable to investments more broadly due to the nature of investing in funds generally, and (c) additional risks, which are presented in alphabetical order (each of which is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears):

Strategy-Related Risks
•Credit Risk – The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.
•Below Investment Grade Securities (Junk Bond) Risk – The U.S. High Yield Fund’s investment in below-investment grade bonds, loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”
•Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.
•Liquidity Risk – High yield fixed income instruments tend to be less liquid than higher quality fixed income securities, meaning that at times it may be difficult to sell high yield fixed income instruments at a reasonable price. If the U.S. High Yield Fund is unable to sell a high yield fixed income instrument, it may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.

Market-, Structural- and Operational-Related Risks
•General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Active Management Risk – The U.S. High Yield Fund is actively managed with discretion and may underperform market indices or other funds.
•Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Additional Risks
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the U.S. High Yield Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.
•Currency Risk and Hedging Risk – The U.S. High Yield Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.
•Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
•ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible or unattractive for investment due to environmental, social and governance (ESG) -related characteristics, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be eligible for investment by the Fund may outperform the securities selected for the Fund.
•ESG Information Risk – In considering ESG risks in its investment decisions, the Advisor relies on information and data that could be incomplete or erroneous and/or which may reflect information and opinions that vary from source to source. Further, ESG data providers and market participants may have different methods for prioritizing or interpreting ESG information (or the lack thereof), causing them to reach different conclusions about the attractiveness or value of a particular company. These factors could cause the Advisor to incorrectly assess a company’s ESG-related characteristics and risk therefrom, and to therefore under- or over-estimate a security’s attractiveness relative to other investment opportunities.
•Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.
•Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions. Further, foreign securities are subject to the potential imposition of sanctions by the U.S. government which may impact the Fund’s ability to transact in such assets and which may negatively impact the price and liquidity of such holdings.
•Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the U.S. High Yield Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.
•Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.
•Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the U.S. High Yield Fund’s performance.
•Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
•Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the U.S. High Yield Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.
•Ratings Agencies Risk – The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
•Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.
•Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”) – Certain instruments held by the Fund pay an interest rate based on LIBOR, which is the offered rate for short-term loans between certain major international banks. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR and may adversely affect the Fund’s performance. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur at any time.
•Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
•U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.
Calendar Year Total Return as of December 31 – Supra Institutional Class

Highest Quarterly Return:	Q2 2020	9.29%

Lowest Quarterly Return:	Q1 2020	-11.16%

Average Annual Total Return as of December 31, 2021

Average Annual Total Return as of December 31, 2021
	1 Year	5 Years	Since Inception
Supra Institutional Class
Return Before Taxes	4.43%	5.60%	6.22%
Return After Taxes on Distributions	-0.50%	2.22%	3.02%
Return After Taxes on Distributions and Sale of Fund Shares	2.79%	2.81%	3.37%
Institutional Class – Return Before Taxes	4.42%	5.58%	6.18%
ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	4.58%	6.04%	7.20%

“Since Inception” performance for each share class above is shown from March 31, 2016. Institutional Class shares commenced operations on March 27, 2017. Supra Institutional Class shares commenced operations on March 31, 2016. Performance for the Institutional Class shares prior to the inception date reflects the performance of the Supra Institutional Class shares adjusted for Institutional Class shares expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for Supra Institutional Class and after-tax returns for other classes will differ.
Muzinich Low Duration Fund
Muzinich Low Duration Fund
Investment Objective
The Muzinich Low Duration Fund (the “Low Duration Fund” or the “Fund”) seeks to protect capital and generate positive returns under most market conditions.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Low Duration Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expenses below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 54 of the Prospectus and “Additional Purchase and Redemption Information” on Page 51 of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional	Supra Institutional
Maximum Front End Sales Charge	4.25%	None	None
Redemption Fee (as a % of amount redeemed less than 90 days after purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Institutional		Supra Institutional
Management Fees		0.45%		0.45%		0.45%
Distribution and/or Service (12b-1) Fees		0.25%		None		None
Other Expenses(1)		0.17%		0.17%		0.17%
Shareholder Servicing Fees (up to 0.10% for Class A and Institutional Class shares)	0.10%		0.00%		N/A
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses		0.98%		0.63%		0.63%
Fee Waiver and/or Expense Reimbursement		-0.13%		-0.13%		-0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)		0.85%		0.50%		0.50%

Example
The Example below is intended to help you compare the cost of investing in the Low Duration Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$508	$711	$932	$1,564
Institutional Shares	$51	$189	$338	$774
Supra Institutional Shares	$51	$189	$338	$774

Portfolio Turnover
The Low Duration Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2021, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies
The Muzinich Low Duration Fund normally invests at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a well-diversified portfolio of corporate bonds and syndicated loans, including floating rate loans and restricted securities such as bonds issued pursuant to Rule 144A. Like bonds, syndicated loans represent amounts borrowed by companies or other entities. Investments are primarily made in securities of companies domiciled in or with principal business in developed markets, both outside and within the United States. The Fund may have a majority of its assets in foreign fixed income securities, with permitted-currency emerging market exposure not to exceed 20% of the Fund’s net assets. The permitted currencies of the Fund’s securities will be U.S. dollars (USD), euros (EUR), Swiss francs (CHF), and British pounds (GBP).

The Advisor may manage and adjust overall portfolio duration and credit risk exposure by the strategic use of derivatives that are primarily used to reduce portfolio volatility. In this context, the Advisor would expect to principally use credit index derivatives or options thereon and/or futures and options on primarily U.S. Treasuries and other developed market government bonds to manage portfolio duration and credit spread sensitivity. The Advisor generally focuses on risk management from a long-term perspective, rather than only being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

The Fund’s holdings maintain an average investment grade rating of at least Baa3 or BBB- according to the Manager’s compilation of the highest ratings available for each bond from Moody’s, Standard & Poor’s, or Fitch, as applicable. The Advisor will assign a rating to unrated bonds for this purpose. No more than 40% of the Fund’s net assets may be “junk bonds” rated, by the highest rating available for each issue, below investment grade (Ba1 or BB1, as applicable) by Moody’s, Standard & Poor’s or Fitch, or as deemed equivalent by the Advisor. As this is a credit-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest in mutual funds (including affiliated mutual funds) and/or exchange-traded funds (“ETFs”) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

The Advisor seeks to reduce, but cannot eliminate, the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with shorter durations. The Low Duration Fund’s average “duration-to-worst” profile is usually targeted at no more than two years, and, under normal market conditions, is not expected to exceed three years. Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Due to market fluctuations, the average “duration-to-worst” profile of the portfolio may vary from time to time. It is anticipated that most bonds in the portfolio will have a remaining maturity of between zero and ten years. The Advisor believes that this short duration approach reduces the risk to the portfolio from rising interest rates, but cannot eliminate it entirely.

Although the Advisor will consider ratings assigned by ratings agencies in selecting the portfolio’s debt instruments, it relies principally on its own research and investment analysis. As applicable, the Advisor considers both company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; legislation, regulation, litigation, transparency, market perspective or other environmental, social and governance (ESG) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. The types of ESG factors that the Advisor believes can impact financial risks derive from, among other issues: changes to regulations, changes to consumer preferences, technology advancements, climate impacts, litigation risks, efficiency, brand value, innovation, market disruption/obsolescence, respect for human rights, anti-corruption, anti-bribery matters, and social license to operate. As a result of considering ESG factors in the Advisor’s investment decision process, an investment may be excluded or rejected where Muzinich believes those factors imply heightened risk of decreased liquidity of an investment and/or other negative financial impacts. In line with this, securities ineligible for investment by the Norges Bank Investment Management Company are also ineligible for inclusion in the Fund.
The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or it falls short of the portfolio managers’ expectations. The portfolio managers may also decide to continue to hold a bond or loan (or related securities) after a default.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Low Duration Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment. These principal risks are divided into (a) strategy-related risks, meaning those related to the Fund as a result of its particular investment strategy, (b) risks related to market, structural and/or operational matters which are applicable to investments more broadly due to the nature of investing in funds generally, and (c) additional risks, which are presented in alphabetical order (each of which is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears):

Strategy-Related Risks
•Credit Risk – The risk that money lent to a company through a bond or syndicated loan will not be repaid. This risk is higher for high yield instruments than for higher-rated investment grade corporate paper. However, credit ratings are subjective; no rating level is immune from default. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.
•Below Investment Grade Securities (Junk Bond) Risk – The Low Duration Fund’s investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”
•Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Low Duration Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies the value of which against the U.S. dollar is determined by the government, rather than by the markets. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions. Further, foreign securities are subject to the potential imposition of sanctions by the U.S. government which may impact the Fund’s ability to transact in such assets and which may negatively impact the price and liquidity of such holdings.
•Currency Risk and Hedging Risk – The Low Duration Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.
•Liquidity Risk – High yield fixed income instruments tend to be less liquid than higher quality debt instruments, meaning that at times it may be difficult to sell high yield fixed income instruments at a reasonable price. If the Low Duration Fund is unable to sell a high yield fixed income instrument, it may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.
•Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.
•Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

Market-, Structural- and Operational-Related Risks
•General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Active Management Risk – The Low Duration Fund is actively managed and relies on the expertise of the Advisor. The Fund may underperform other mutual funds with similar investment objectives.
•Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Additional Risks
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
•Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Low Duration Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.
•ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible or unattractive for investment due to environmental, social and governance (ESG) -related characteristics, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be eligible for investment by the Fund may outperform the securities selected for the Fund.
•ESG Information Risk – In considering ESG risks in its investment decisions, the Advisor relies on information and data that could be incomplete or erroneous and/or which may reflect information and opinions that vary from source to source. Further, ESG data providers and market participants may have different methods for prioritizing or interpreting ESG information (or the lack thereof), causing them to reach different conclusions about the attractiveness or value of a particular company. These factors could cause the Advisor to incorrectly assess a company’s ESG-related characteristics and risk therefrom, and to therefore under- or over-estimate a security’s attractiveness relative to other investment opportunities.
•Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.
•Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Low Duration Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.
•Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.
•Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Low Duration Fund’s performance.
•Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
•Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Low Duration Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.
•Ratings Agencies Risk – The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.
•Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.
•Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”) – Certain instruments held by the Fund pay an interest rate based on LIBOR, which is the offered rate for short-term loans between certain major international banks. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR and may adversely affect the Fund’s performance. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur at any time.
•Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
•U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.
Calendar Year Total Return as of December 31 – Supra Institutional Class

Highest Quarterly Return:	Q2 2020	7.86%

Lowest Quarterly Return:	Q1 2020	-9.49%

Average Annual Total Return as of December 31, 2021

Average Annual Total Return as of December 31, 2021
	1 Year	5 Years	Since Inception
Supra Institutional Class
Return Before Taxes	2.50%	3.58%	3.47%
Return After Taxes on Distributions	-0.04%	1.98%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares	1.47%	2.13%	2.07%
Institutional Class – Return Before Taxes	2.66%	3.63%	3.52%
ICE BofAML U.S. Corporate & Government Index 1-3 Years (reflects no deduction for fees, expenses or taxes)	-0.41%	1.89%	1.64%

“Since Inception” performance for each share class above is shown from June 30, 2016. Institutional Class shares commenced operations on April 30, 2019. Supra Institutional Class shares commenced operations on June 30, 2016. Performance for the Institutional Class shares prior to the inception date reflects the performance of the Supra Institutional Class shares adjusted for Institutional Class shares expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).